Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Summary of Financial Liabilities	Financial liabilities breakdown is as follows:

	2024	2023
Borrowings (i) (ii)	39,768	—
Bank overdraft (iii)	10,687	—
Total Finance Liability (iv)	50,455	—